Compensation Plans - Schedule of Activity in RSUs (Details) - $ / shares shares in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Restricted stock units (RSUs) | Senior executive compensation plan awards
Restricted Stock
Nonvested balance, beginning of period (in shares)	4,189	6,491	9,468
Grants (in shares)	74	187	1,237
Forfeited (in shares)	(1,396)	(15)	0
Fulfillment of vesting requirement (in shares)	0	(2,474)	(4,214)
Nonvested balance, end of period (in shares)	2,867	4,189	6,491
Weighted- Average Grant Date Fair Value
Nonvested balance, beginning of period (in dollars per share)	$ 24.75	$ 23.13	$ 18.52
Grants (in dollars per share)	29.81	15.19	13.63
Forfeited (in dollars per share)	25.31	19.01	0
Fulfillment of vesting requirement (in dollars per share)	0	19.80	9.98
Nonvested balance, end of period (in dollars per share)	$ 25.43	$ 24.75	$ 23.13
Restricted stock units with future service required
Restricted Stock
Nonvested balance, beginning of period (in shares)	21	10	2
Grants (in shares)	80	14	10
Distributions of underlying shares (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Fulfillment of vesting requirement (in shares)	(53)	(3)	(2)
Nonvested balance, end of period (in shares)	48	21	10
Weighted- Average Grant Date Fair Value
Nonvested balance, beginning of period (in dollars per share)	$ 14.99	$ 18.83	$ 26.90
Grants (in dollars per share)	27.10	13.20	18.83
Distribution of underlying shares (in dollars per share)	0	0	0
Forfeited (in dollars per share)	0	0	0
Fulfillment of vesting requirement (in dollars per share)	25.03	18.83	26.90
Nonvested balance, end of period (in dollars per share)	$ 24.07	$ 14.99	$ 18.83
Restricted stock units with no future service required
Restricted Stock
Vested balance, beginning of period (in shares)	18,543	15,667	10,309
Grants (in shares)	445	487	1,308
Distributions of underlying shares (in shares)	(1,803)	(88)	(166)
Forfeited (in shares)	0	0	0
Fulfillment of vesting requirement (in shares)	(8)	(2,477)	(4,216)
Vested balance, end of period (in shares)	17,193	18,543	15,667
Weighted- Average Grant Date Fair Value
Balance, beginning of period (in dollars per share)	$ 20.97	$ 21.35	$ 26.48
Grants (in dollars per share)	30.03	15.73	18.15
Distribution of underlying shares (in dollars per share)	26.32	25.48	25.91
Forfeited (in dollars per share)	0	0	0
Fulfillment of vesting requirement (in dollars per share)	15.52	19.80	9.99
Balance, end of period, weighted average grant date fair value (in dollars per share)	$ 20.64	$ 20.97	$ 21.35
Restricted stock units with no future service required | Senior executive compensation plan awards
Restricted Stock
Fulfillment of vesting requirement (in shares)	0	(2,474)	(4,214)